Direxion Monthly High Yield Bull 1_2X Fund Investment Strategy - Direxion Monthly High Yield Bull 1_2X Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is a rules-based systematic strategy index calculated in U.S. Dollars that provides exposure to an equal weighted portfolio of three high yield ETFs: the State Street® SPDR® Bloomberg High Yield Bond ETF (“JNK”), the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) and the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (“HYS”) (collectively, the “Underlying ETFs”). ●JNK seeks to track the performance of the Bloomberg High Yield Very Liquid Index (the “Bloomberg Index”). The Bloomberg Index attempts to measure the performance of publicly issued U.S. dollar-denominated high yield corporate bonds with above average liquidity. ●HYG seeks to track the performance of the Markit IBoxx® USD Liquid High Yield Index (the “Markit Index”). The Markit Index is a rules-based index consisting of U.S. dollar-denominated, high yield corporate bonds for sale in the United States. iShares® is a registered trademark of BlackRock, Inc. or its subsidiaries (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares iBoxx $ High Yield Corporate Bond ETF. ●HYS seeks to track the performance of the ICE BofAML 0-5 Year US High Yield Constrained Index (the “BofAML Index”). The BofAML Index is an unmanaged index comprised of U.S. dollar-denominated below-investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. None of Pacific Investment Management Company LLC, PIMCO Investments LLC, PIMCO ETF Trust, or the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund make any representations regarding the advisability of investing in the Fund. The Index is adjusted on a monthly basis, on the last trading day of each month (“Adjustment Day”), to an equal weight allocation of each of the Underlying ETFs. However, the Index may be adjusted between two Adjustment Days as the result of an extraordinary event, such as the removal and replacement of an Index member. High yield debt instruments and below investment grade debt instruments, or “junk bonds,” are generally rated lower than Baa by Moody’s Investors Service®, Inc. or lower than BBB by Standard & Poor’s Rating Service, Inc.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, such as swap agreements, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 1.2X monthly leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements which are intended to produce economically leveraged investment results.The Fund may invest in the Underlying ETFs or other ETFs that track the same index or a substantially similar index as an Underlying ETF, utilize derivatives such as swaps on the Index, swaps on the Underlying ETFs or other ETFs that track the same or substantially similar indexes as the Underlying ETFs to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.